Other Charges (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Restructuring charges			$ 28.9	$ 31.9	$ 23.9
Asset impairment		$ 12.2	0.0	0.0	12.2
Loss (gain) on pension annuity purchase	$ 1.9		1.9	0.0	(0.3)
Toronto transition costs			1.6	0.0	0.0
Other			4.6	(6.4)	0.0
Other expense			$ 37.0	$ 25.5	$ 35.8